Tax Receivables and Tax Payables - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Decrease in tax receivables		€ 10,845
Increase in other receivables		10,845
Decrease in tax payables		583
Increase in other payables		583
CIT advance payments	€ 9,577	5,658
Tax credit grants received	8,687	€ 4,887
Patent Box credit not yet offset	€ 3,191